SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

29.   SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the years ended December 31, 2025 and 2024 are as follows:

	Years ended December 31,
	2025 $	2024 $
Trade and other receivables	(10,002)	(32,610)
Prepaid expenses	1,642	1,541
Inventories	(11,584)	(24,458)
Trade and other payables	19,929	(1,508)
Total changes in working capital	(15)	(57,035)

The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes for the periods as set out below are as follows:

	2024 Convertible Notes $	2019 Convertible Debentures $	Credit Facility $	Lease obligations $
As at December 31, 2023	–	43,901	162,946	57,401
Additions	172,500	–	68,000	27,038
Terminations	–	–	–	(75)
Conversion of debenture	–	(35,383)	–	–
Accretion	4,288	1,131	2,054	3,905
Payments	–	(9,795)	(233,000)	(15,773)
Transaction costs	(6,488)	–	–	–
Equity component	(44,269)	–	–	–
Extinguishment of debt	–	146	–	–
Effect from discontinued operations	–	–	–	(4,518)
Foreign exchange	–	–	–	(1)
As at December 31, 2024	126,031	–	–	67,977
Additions	–	–	–	31,110
Terminations	–	–	–	(197)
Accretion	8,379	–	–	5,660
Payments	–	–	–	(24,374)
Effect from discontinued operations	–	–	–	(3,811)
Foreign exchange	–	–	–	521
As at December 31, 2025	134,410	–	–	76,886

The significant non-cash financing and investing transactions during the years ended December 31, 2025 and 2024 are as follows:

	Years ended December 31,
	2025 $	2024 $
Mineral properties, plant and equipment changes in closure and reclamation provision	(2,199)	(2,845)
Additions to right-of-use assets	31,110	27,038
Share units allocated to share capital upon settlement	3,294	3,078